Share-based Compensation	12 Months Ended
Dec. 31, 2014
Share-based Compensation
Share-based Compensation

20.Share-based Compensation

(a)Description of stock option plan

According to a resolution of the board of directors of the Company in 2000, the Company adopted its 2000 Stock Incentive Plan which was amended and restated in 2001 (the “2000 Stock Incentive Plan”).

According to resolutions of the board of directors and the shareholders of the Company in 2001, the 2000 Stock Incentive Plan was amended and restated. Under the amended plan, the number of ordinary shares available for issuance was increased to 323,715,000. The amended plan also included a mechanism for the automatic increase in the number of ordinary shares available for future issuance. This mechanism, which is known as “Evergreen Provision”, provided for a periodic increase so that the number of ordinary shares available under the plan would automatically increase by 3% each year up to a maximum at any given time of 17.5% of the Company’s total outstanding ordinary shares, on a fully-diluted basis. These increases would occur on June 1 of 2001 and January 1 of each year thereafter. The “Evergreen Provision” was suspended following a resolution of the board of directors dated March 25, 2002. The 2000 Stock Incentive Plan expired in February 2010.

(b)Restricted share units plan

In November 2009, the Company adopted a restricted share units plan for the Company’s employees, directors and consultants (the “2009 RSU Plan”). The Company has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 RSU Plan was adopted by a resolution of the board of directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.

(c)Share-based compensation expense

The Company recognizes share-based compensation cost in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the Company’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2012, 2013 and 2014 (in thousands):

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	100,540	165,708	169,621
Selling and marketing expenses	13,368	17,967	23,253
General and administrative expenses	33,374	48,350	51,475
Research and development expenses	55,736	74,283	104,928
	203,018	306,308	349,277

As of December 31, 2014,  there was no unrecognized compensation cost under the 2000 Stock Incentive Plan  as the options granted thereunder were fully vested.

As of December 31, 2014, total unrecognized compensation cost related to unvested awards under the 2009 RSU Plan, adjusted for estimated forfeitures, was US$144.9 million (RMB899.0 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2014, the weighted average remaining vesting period was 3.14 years.

(d)Valuation assumptions

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The Company did not grant any stock options in 2012, 2013 and 2014. Refer to Note 2(n) for the description of the bases the Company follows in the valuation of RSUs.

(e)Stock options and restricted share units award activities

The following table presents a summary of the Company’s stock options and RSUs award activities for the years ended December 31, 2012, 2013 and 2014:

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2012	4,517	—	937	5,454	0.877
Exercised	(3,992)	—	(937)	(4,929)	0.794
Outstanding at December 31, 2012	525	—	—	525	1.659

Outstanding at January 1, 2013	525	—	—	525	1.659
Exercised during the year	(240)	—	—	(240)	1.659
Outstanding at December 31, 2013	285	—	—	285	1.659

Outstanding at January 1, 2014	285	—	—	285	1.659
Exercised during the year	(285)	—	—	(285)	1.659
Outstanding at December 31, 2014	—	—	—	—	—

For the year ended December 31, 2014, no stock options expired or were forfeited.

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2012	12,372	1,700	580	14,652
Granted	18,451	—	265	18,716
Vested	(8,390)	—	(290)	(8,680)
Forfeited	(1,973)	(1,700)	(290)	(3,963)
Outstanding at December 31, 2012	20,460	—	265	20,725

Outstanding at January 1, 2013	20,460	—	265	20,725
Granted	18,371	—	287	18,658
Vested	(12,818)	—	(265)	(13,083)
Forfeited	(861)	—	—	(861)
Outstanding at December 31, 2013	25,152	—	287	25,439

Outstanding at January 1, 2014	25,152	—	287	25,439
Granted	30,429	—	195	30,624
Vested	(17,200)	—	(250)	(17,450)
Forfeited	(1,539)	—	—	(1,539)
Outstanding at December 31, 2014	36,842	—	232	37,074

The following table presents the total intrinsic value of options exercised and the total fair value of RSUs on vesting dates for the years ended 2012, 2013 and 2014, respectively:

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2012	6.3	39.1
2013	0.2	1.4
2014	0.4	2.7

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2012	18.6	115.8
2013	27.3	165.3
2014	48.6	301.6

The following table presents the weighted average remaining contractual life for the RSUs outstanding as of December 31, 2014:

		Weighted
		Average	Weighted
	Number	Remaining	Average
	Outstanding/	Contractual	Exercise
Exercise Price	Exercisable	Life	Price
	(in thousands)	Years	US$
Restricted Share Units
Performance-based settled in stock	10,103	3.65	n/a
Time-based-settled in stock/cash	45,769	3.14	n/a
Time-based-settled in stock	19,900	2.49	n/a
	75,772	3.04	n/a

The aggregate intrinsic value of RSUs outstanding as of December 31, 2014 was US$294.3 million. The intrinsic value was calculated based on the Company’s closing stock price of US$99.14 per ADS, or US$3.9656 per ordinary share as of December 31, 2014.

It is the Company’s policy to issue new shares upon share option exercises and vesting of RSUs. The number of shares available for future grant under the Company’s 2009 RSU Plan was 202,674,425 as of December 31, 2014.

(f)Lede Plan

In June 2014, one of the Company’s subsidiaries, Lede Inc., adopted the Lede Plan, which allows Lede Inc. to offer a variety of share-based incentive awards to employees of the Group. Under the Lede Plan, the maximum number of shares that may be issued is 18% of Lede Inc.’s total outstanding shares on an as-converted and fully diluted basis as of the effective date of the Lede Plan.

Share Options:

For the year ended December 31, 2014, 10,851,933 options were granted to certain employees. The options expire in six years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). One type of award becomes 100% vested on the Vesting Commencement Date, and a second type of award vests in five substantially equal annual installments with the first installment vesting on the Vesting Commencement Date.

Lede Inc. has used the binomial model to estimate the fair value of the options granted. While all share options granted will become vested or commence vesting beginning on the Vesting Commencement Date, the effectiveness of the conditions is not within the control of the Company and is not deemed probable to occur for accounting purposes until the Vesting Commencement Date. Therefore, for the year ended December 31, 2014, no compensation expenses were recorded for the share options granted.